UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-3266

                      (Investment Company Act File Number)

                  Federated Government Income Securities, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  2/29/08


                Date of Reporting Period:  Quarter ended 5/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED GOVERNMENT INCOME SECURITIES, INC.
PORTFOLIO OF INVESTMENTS
May 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   U.S. TREASURY--25.6%
  $ 20,000,000   1 Notes, 4.875%, 10/31/2008 - 5/15/2009                                                             $    19,966,632
     5,100,000     Notes, 3.375%, 11/15/2008                                                                               4,983,464
    22,000,000   1 Notes, 4.625%, 11/15/2009 - 10/31/2011                                                                 21,807,828
    36,700,000   1 Notes, 4.250%, 10/15/2010 - 8/15/2013                                                                  35,836,584
    10,200,000   1 Bonds, 7.250%, 5/15/2016                                                                               11,916,419
     6,607,510     U.S. Treasury Inflation Protected Note, 2.500%, 7/15/2016                                               6,607,010
    16,200,000   1 Bonds, 8.125%, 5/15/2021 - 8/15/2021                                                                   21,108,678
     6,500,000     Bonds, 6.875%, 8/15/2025                                                                                7,848,202
     9,000,000   1 Bonds, 5.375%, 2/15/2031                                                                                9,380,981
                      TOTAL U.S. TREASURY                                                                                139,455,798
                      (IDENTIFIED COST $141,308,889)
                   GOVERNMENT AGENCIES--4.1%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--3.2%
    15,000,000     5.000%, 11/1/2010                                                                                      14,872,353
     2,500,000     5.625%, 11/23/2035                                                                                      2,393,261
                      TOTAL                                                                                               17,265,614
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION-0.9%
     5,000,000     6.000%, 5/15/2011                                                                                       5,146,698
                      TOTAL GOVERNMENT AGENCIES                                                                           22,412,312
                      (IDENTIFIED COST $22,479,660)
                   MORTGAGE BACKED SECURITIES--56.8%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION---34.7%
    77,181,830 2,3 5.000%, 2/1/2019 - 6/1/2037                                                                            73,903,870
    88,168,998   3 5.500%, 12/1/2020 - 6/1/2037                                                                           86,426,889
    16,883,072   3 6.000%, 4/1/2036 - 7/1/2037                                                                            16,865,012
    10,174,877     7.000%, 9/1/2030 - 4/1/2032                                                                            10,639,017
       861,405     7.500%, 6/1/2007 - 12/1/2015                                                                              893,900
       382,452     8.000%, 2/1/2031                                                                                          400,260
                      TOTAL                                                                                              189,128,948
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--21.3%
    26,221,382     4.500%, 12/1/2019                                                                                      25,143,864
    13,242,070     5.000%, 3/1/2034                                                                                       12,630,171
    29,996,968     5.500%, 9/1/2034 - 1/1/2036                                                                            29,312,825
    33,554,145   3 6.000%, 5/1/2016 - 6/1/2037                                                                            33,600,555
    11,460,000   3 6.500%, 6/1/2037                                                                                       11,638,193
       833,249     7.000%, 1/1/2031 - 3/1/2032                                                                               873,148
     1,895,331     7.500%, 7/1/2028 - 2/1/2030                                                                             1,984,955
       521,890     8.000%, 2/1/2030 - 1/1/2031                                                                               548,007
                      TOTAL                                                                                              115,731,718
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.8%
       372,075     5.500%, 12/20/2014 - 5/20/2018                                                                            368,293
       281,738     6.000%, 12/15/2013 - 5/15/2024                                                                            285,061
       189,214     6.500%, 9/15/2013 - 5/20/2016                                                                             193,806
       338,240     7.000%, 4/20/2016 - 10/15/2028                                                                            352,498
       287,165     7.500%, 7/15/2029 - 1/15/2031                                                                             300,824
        73,319     8.000%, 6/15/2017                                                                                          76,753
       202,811     8.500%, 12/15/2029 - 11/15/2030                                                                           217,651
         7,525     9.000%, 2/15/2009                                                                                           7,675
       602,314     10.500%, 3/15/2016                                                                                        669,123
       327,626     11.000%, 1/15/2010 - 10/15/2019                                                                           368,852
     1,056,984     12.000%, 5/15/2011 - 1/15/2016                                                                          1,190,835
       410,847     12.500%, 4/15/2010 - 5/15/2015                                                                            460,718
        57,534     13.000%, 3/15/2011 - 11/15/2014                                                                            65,383
                      TOTAL                                                                                                4,557,472
                      TOTAL MORTGAGE BACKED SECURITIES                                                                   309,418,138
                      (IDENTIFIED COST $307,145,972)
                   COLLATERALIZED MORTGAGE OBLIGATIONS--18.8%
     5,721,034     CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020                          5,537,986
     4,086,393     Federal Home Loan Mortgage Corp. REMIC 2981 FA, 5.720%, 5/15/2035                                       4,095,600
    11,078,422     Federal Home Loan Mortgage Corp. REMIC 3160 FD, 5.650%, 5/15/2036                                      11,119,676
     8,295,281     Federal Home Loan Mortgage Corp. REMIC 3175 FE, 5.630%, 6/15/2036                                       8,315,892
     2,884,586     Federal Home Loan Mortgage Corp. REMIC 3206 FE, 5.720%, 8/15/2036                                       2,898,180
     6,000,000     Federal Home Loan Mortgage Corp. REMIC 3260 PF, 5.620%, 1/15/2037                                       6,025,371
     6,975,095     Federal Home Loan Mortgage Corp. REMIC 3303 FG, 5.720%, 4/15/2037                                       6,961,460
     1,797,637     Federal National Mortgage Association REMIC 2005-63 FC, 5.570%, 10/25/2031                              1,797,457
     4,663,019     Federal National Mortgage Association REMIC 2006-104 FY, 5.660%, 11/25/2036                             4,671,662
     2,551,845     Federal National Mortgage Association REMIC 2006-43 FL, 5.720%, 6/25/2036                               2,567,828
     8,001,764     Federal National Mortgage Association REMIC 2006-58 FP, 5.620%, 7/25/2036                               8,030,026
     5,584,364     Federal National Mortgage Association REMIC 2006-81 FB, 5.670%, 9/25/2036                               5,616,241
     3,146,247     Federal National Mortgage Association REMIC 2006-93 FM, 5.700%, 10/25/2036                              3,145,491
     9,078,027     Federal National Mortgage Association REMIC 2007-30 QF, 5.610%, 4/25/2037                               9,071,191
     4,500,744     First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020                    4,356,689
     3,575,905     First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021                               3,492,517
     6,524,566     First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.571%, 11/25/2034                       6,433,200
     4,858,879     Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 5.520%, 5/19/2047                                    4,857,402
     3,186,874     Washington Mutual 2006-AR1, Class 2A1B, 6.097%, 1/25/2046                                               3,198,627
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                          102,192,496
                      (IDENTIFIED COST $102,313,648)
                   ADJUSTABLE RATE MORTGAGES--7.9%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION HYBRID ARM--3.2%
     9,839,057     5.557%, 7/1/2036                                                                                        9,833,341
     2,751,244     5.680%, 9/1/2036                                                                                        2,753,725
     4,693,253     5.684%, 4/1/2036                                                                                        4,698,429
                      TOTAL                                                                                               17,285,495
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION HYBRID ARM--4.7%
     7,406,240     5.290%, 1/1/2037                                                                                        7,397,286
    15,148,545     5.390%, 1/1/2037                                                                                       15,161,845
     3,143,364     5.450%, 5/1/2036                                                                                        3,151,587
                      TOTAL                                                                                               25,710,718
                      TOTAL ADJUSTABLE RATE MORTGAGES                                                                     42,996,213
                      (IDENTIFIED COST $43,089,253)
                   REPURCHASE AGREEMENTS-21.1%
     4,545,000   4 Interest in $72,249,000 joint repurchase agreement 5.25%, dated 5/17/2007 under which Banc of           4,545,000
                   America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 10/25/2036 for $72,586,162 on 6/18/2007.  The market value of the underlying securities at the end of the period was $74,169,464 (segregated pending settlement of dollar roll transactions).
    50,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 5/31/2007 under which Bear          50,000,000
                   Stearns and Co., Inc.  will repurchase U.S. Government Agency securities with various maturities to 6/25/2037 for $2,000,295,556 on 6/1/2007.  The market value of the underlying securities at the end of the period was $2,060,001,634 (purchased with proceeds from securities lending collateral).
    51,467,000     Interest in $4,800,000,000 joint repurchase agreement 5.32%, dated 5/31/2007 under which ING           51,467,000
                   Financial Markets LLC  will repurchase U.S. Government Agency securities with various maturities to 10/1/2042 for $4,800,709,333 on 6/1/2007.  The market value of the underlying securities at the end of the period was $4,911,683,567 (purchased with proceeds from securities lending collateral).
     8,998,000     Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 5/31/2007 under which                8,998,000
                   Societe Generale, London  will repurchase U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,295,556 on 6/1/2007.  The market value of the underlying securities at the end of the period was $2,048,527,372.
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                              115,010,000
                      TOTAL INVESTMENTS-134.3%                                                                           731,484,957
                       (IDENTIFIED COST $731,347,422)5
                      OTHER ASSETS AND LIABILITIES-NET-(34.3%)                                                         (186,892,133)
                      TOTAL NET ASSETS---100%                                                                        $   544,592,824

1    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

     As of May 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED        MARKET VALUE OF COLLATERAL
     $96,603,069                                            $101,467,000

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

3 All or a portion of these securities may be subject to dollar roll transactions.

4 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

5 At May 31, 2007, the cost of investments for federal tax purposes was $732,690,739. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $1,205,782. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,853,911 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,059,693.


    At May 31, 2007, the Fund had the following outstanding futures contracts:
    DESCRIPTION                            NUMBER OF    NOTIONAL    EXPIRATION          UNREALIZED
                                           CONTRACTS    VALUE       DATE              DEPRECIATION
    6U.S. Treasury Bond Long Futures       30           $3,273,750  September 2007       $(39,951)
    6U.S. Treasury Notes  2-Year Long      30           $6,113,906  September 2007       $(18,389)
    Futures
    NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS                                     $(58,340)
  6 Non-income producing security.

Note:         The categories of investments are shown as a percentage of total net assets at May 31, 2007.



INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
   {circle}for investments in other open-end registered investment companies, based on net asset value;
   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.



The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 REMIC --Real Estate Mortgage Investment Conduit







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED GOVERNMENT INCOME SECURITIES, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JULY 19, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        JULY 19, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JULY 19, 2007